MoA Clear Passage 2050 Fund N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	MoA FUNDS CORPORATION
Entity Central Index Key	0000795259
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	May 01, 2026